UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—83.37%
California Department of Water Resources Power Supply Revenue,
Series B-2,
0.270%, VRD	20,000,000	20,000,000
Series B-6,
0.300%, VRD	18,000,000	18,000,000
California Educational Facilities Authority Revenue (Art Center College of Design),
Series A,
0.240%, VRD	9,945,000	9,945,000
Series B,
0.240%, VRD	11,155,000	11,155,000
California Educational Facilities Authority Revenue (California Institute of Technology), Series B,
0.350%, VRD	4,100,000	4,100,000
California Educational Facilities Authority Revenue (Chapman University), Series B,
0.280%, VRD	1,400,000	1,400,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-4,
0.250%, VRD	4,775,000	4,775,000
Series L-5,
0.250%, VRD	6,165,000	6,165,000
Series L-6,
0.250%, VRD	2,400,000	2,400,000
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B),
0.350%, VRD[1,2]	5,200,000	5,200,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.240%, VRD	3,900,000	3,900,000
Series B,
0.250%, VRD	2,400,000	2,400,000
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter),
Series B,
0.350%, VRD	11,790,000	11,790,000
Series C,
0.350%, VRD	16,510,000	16,510,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.300%, VRD	5,300,000	5,300,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series F,
0.210%, VRD	11,185,000	11,185,000
California Infrastructure & Economic Development Bank Revenue (California Academy),
Series A,
0.270%, VRD	9,050,000	9,050,000
Series E,
0.270%, VRD	1,425,000	1,425,000
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series A-2, (Mandatory Put 04/01/10 @ 100),
0.500%, due 04/01/10	9,000,000	9,000,000
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series B,
0.250%, VRD	100,000	100,000
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum), Series B,
0.270%, VRD	19,100,000	19,100,000
California Infrastructure & Economic Development Bank Revenue (Orange County Performing), Series A,
0.340%, VRD	7,620,000	7,620,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California Municipal Finance Authority Revenue (Boy Scouts of America LA),
0.270%, VRD	11,000,000	11,000,000
California Municipal Finance Authority Revenue (The Turning Point School),
0.330%, VRD	4,570,000	4,570,000
California Statewide Communities Development Authority Multi Family Housing Revenue (Ridgeway Apartments), Series K (FHLMC Insured),
0.310%, VRD	7,100,000	7,100,000
California Statewide Communities Development Authority Multi Family Revenue Refunding (Foxwoods Apartments), Series J,
0.310%, VRD	375,000	375,000
California Statewide Communities Development Authority Revenue (Cottage Health Systems), Series B,
0.350%, VRD	40,500,000	40,500,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series B,
0.280%, VRD	32,050,000	32,050,000
California Statewide Communities Development Authority Revenue (Masters College),
0.170%, VRD	17,810,000	17,810,000
California Statewide Communities Development Authority Revenue Refunding (Los Angeles County Museum of Art),
Series B,
0.210%, VRD	25,700,000	25,700,000
Series D,
0.270%, VRD	11,100,000	11,100,000
California Statewide Communities Development Authority Revenue, Series J,
0.280%, VRD	29,200,000	29,200,000
California Statewide Communities Development Authority Revenue (Sweep Loan Program), Series A,
0.270%, VRD	7,040,000	7,040,000
California Statewide Communities Development Authority Revenue (Touro University Project),
0.350%, VRD	10,085,000	10,085,000
Alameda-Contra Costa Schools Financing Authority Certificates of Participation (Capital Improvement Financing Project),
Series D,
0.330%, VRD	100,000	100,000
Series L,
0.330%, VRD	9,890,000	9,890,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation Refunding, Series D,
0.250%, VRD	100,000	100,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.360%, VRD[1,2]	10,425,000	10,425,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area),
Series C-1,
0.280%, VRD	12,720,000	12,720,000
Series F (Bank of America Austin Certificates, Series 2008-1058),
0.300%, VRD[1,2]	6,750,000	6,750,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A,
0.200%, VRD	7,130,000	7,130,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured),
0.360%, VRD[1,2]	15,000,000	15,000,000
Eastern Municipal Water District Water & Sewer Revenue Certificates of Participation Refunding, Series C,
0.220%, VRD	7,100,000	7,100,000
Fremont Certificates of Participation (Capital Improvement Financing Project),
0.330%, VRD	7,190,000	7,190,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Grand Terrace Community Redevelopment Agency Multi-Family Revenue (Housing Mount Vernon Villas),
0.250%, VRD	3,150,000	3,150,000
Hemet Unified School District Certificates of Participation (School Facilities Project),
0.310%, VRD	4,000,000	4,000,000
Irvine Improvement Bond Act 1915 (Assessment District 94-13),
0.270%, VRD	3,800,000	3,800,000
Irvine Improvement Bond Act 1915 (Assessment District 97-17),
0.270%, VRD	2,539,000	2,539,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore) (FNMA Insured), Series A
0.310%, VRD	5,000,000	5,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding (Property A 1st Tier), Series A-3,
0.500%, VRD	12,335,000	12,335,000
Los Angeles Department of Water & Power Revenue (Power System),
Subseries A-1,
0.250%, VRD	10,000,000	10,000,000
Subseries A-8,
0.320%, VRD	34,100,000	34,100,000
Los Angeles Department of Water & Power Waterworks Revenue, Subseries B-2,
0.280%, VRD	10,000,000	10,000,000
Los Angeles Wastewater Systems Revenue Refunding,
Series A (Barclays Capital Municipal Trust Receipts Series 2W),
0.300%, VRD[1,2]	3,750,000	3,750,000
Subseries B,
0.300%, VRD	12,165,000	12,165,000
Subseries C,
0.300%, VRD	495,000	495,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.350%, VRD	3,450,000	3,450,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A (FNMA Insured),
0.230%, VRD	5,800,000	5,800,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071),
0.360%, VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A-1,
0.250%, VRD	6,595,000	6,595,000
Series A-2,
0.300%, VRD	10,955,000	10,955,000
Series B
0.300%, VRD	2,550,000	2,550,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-4,
0.200%, VRD	14,000,000	14,000,000
Newport Beach Revenue Refunding (Hoag Memorial Hospital), Series E,
0.280%, VRD	10,000,000	10,000,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured),
0.270%, VRD	2,030,000	2,030,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3 (FNMA Insured),
0.300%, VRD	1,200,000	1,200,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z) (FSA Insured),
0.400%, VRD[1,2]	1,075,000	1,075,000
Orange County Sanitation District Certificates of Participation Refunding, Series C,
2.500%, due 12/10/09	25,000,000	25,072,158
Orange County Sanitation District Certificates of Participation, Series B,
0.400%, VRD	495,000	495,000
Orange County Water District Revenue Certificates of Participation, Series A,
0.200%, VRD	32,000,000	32,000,000
Riverside County Housing Authority Multi-Family Housing Revenue Refunding (Amanda Park Project), Series A (FHLMC Insured),
0.340%, VRD[3]	12,600,000	12,600,000
Riverside Water Revenue Refunding, Series A,
0.270%, VRD	7,500,000	7,500,000
Roseville Electrical System Revenue Certificates of Participation Refunding, Series B,
0.500%, VRD	19,500,000	19,500,000
Sacramento County Certificates of Participation (Administration Center and Court House Project),
0.350%, VRD	9,330,000	9,330,000
Sacramento Transportation Authority Sales Tax Revenue (Limited Tax-Measure A), Series A,
0.350%, VRD	20,000,000	20,000,000
San Bernardino County Certificates of Participation (County Center Refinancing Project),
0.230%, VRD	8,700,000	8,700,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A (FNMA Insured),
0.320%, VRD	3,035,000	3,035,000
San Diego County Certificates of Participation (San Diego Foundation),
0.170%, VRD	4,765,000	4,765,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series B,
0.300%, VRD	26,765,000	26,765,000
San Francisco City and County Finance Corp. Lease Revenue Refunding (Moscone Center 2008-2),
0.280%, VRD	1,750,000	1,750,000
Santa Barbara County Tax and Revenue Anticipation Notes, Series A,
2.500%, due 06/30/10	3,000,000	3,048,332
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project), Series A,
0.300%, VRD	455,000	455,000
Santa Clara County Financing Authority Lease Revenue (VMC Facilities Replacement Project), Series B,
0.300%, VRD	10,400,000	10,400,000
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A,
0.210%, VRD	8,800,000	8,800,000
Santa Clara Electrical Revenue, Subseries B,
0.300%, VRD	13,850,000	13,850,000
Santa Clara Valley Transportation Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11227) (AMBAC Insured),
0.420%, VRD[1,2]	11,805,000	11,805,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding (Measure A), Series D,
0.350%, VRD	26,475,000	26,475,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B,
0.350%, VRD	10,755,000	10,755,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (FSA Insured),
0.400%, VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (FSA Insured),
0.400%, VRD[1,2]	4,110,000	4,110,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured),
0.300%, VRD	15,050,000	15,050,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (FSA Insured),
0.400%, VRD[1,2]	3,715,000	3,715,000
Western Municipal Water District Facilities Authority Water Revenue Refunding, Series A,
0.260%, VRD	9,000,000	9,000,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A,
0.220%, VRD	15,600,000	15,600,000

Total municipal bonds and notes (cost—$933,519,490)		933,519,490

Tax-exempt commercial paper—13.04%
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust),
0.250%, due 10/06/09	6,000,000	6,000,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
0.320%, due 10/08/09	7,000,000	7,000,000
Los Angeles County Capital Asset Lease,
0.450%, due 10/06/09	45,000,000	45,000,000
0.350%, due 10/22/09	10,000,000	10,000,000
Riverside County Teeter Plan,
0.300%, due 10/06/09	10,000,000	10,000,000
San Diego County Water,
0.350%, due 11/02/09	28,600,000	28,600,000
San Francisco Airport,
0.400%, due 10/01/09	24,000,000	24,000,000
0.350%, due 10/06/09	15,470,000	15,470,000

Total tax-exempt commercial paper (cost—$146,070,000)		146,070,000

Total investments (cost—$1,079,589,490 which approximates cost for federal income tax purposes) [4]—96.41%		1,079,589,490

Other assets in excess of liabilities—3.59%		40,219,341

Net assets (applicable to 1,120,099,357 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		1,119,808,831

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.99% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.
[4]

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	933,519,490	—	933,519,490
Tax-exempt commercial paper	—	146,070,000	—	146,070,000

Total	—	1,079,589,490	—	1,079,589,490

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2009 and reset periodically.

Weighted average maturity — 8 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2009.

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—90.88%
New York State Dormitory Authority Revenue (Metropolitan Museum of Art),
0.300%, VRD	4,577,000	4,577,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital),
0.370%, VRD	4,500,000	4,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.350%, VRD	2,470,000	2,470,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University),
Series A,
0.230%, VRD	10,000,000	10,000,000
Series B,
0.350%, VRD	20,100,000	20,100,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Court Facilities Lease), Series B,
0.300%, VRD	4,500,000	4,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A,
0.350%, VRD	53,875,000	53,875,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A (FNMA Insured),
0.300%, VRD	8,690,000	8,690,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1,
0.350%, VRD	100,000	100,000
New York State Dormitory Authority Revenue (Rockfeller University), Series A,
0.300%, VRD	100,000	100,000
0.350%, VRD	5,000	5,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
0.280%, VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University),
Series A,
0.350%, VRD	7,060,000	7,060,000
Series B,
0.350%, VRD	10,000,000	10,000,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library),
Series A,
0.300%, VRD	13,500,000	13,500,000
Series B,
0.300%, VRD	4,945,000	4,945,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series A,
0.280%, VRD	2,200,000	2,200,000
Series B,
0.280%, VRD	6,115,000	6,115,000
New York State Dormitory Authority Revenue (Wagner College),
0.220%, VRD	3,400,000	3,400,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series F (JP Morgan PUTTERs, Series 3239),
0.310%, VRD[1,2]	3,600,000	3,600,000
New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1,
0.240%, VRD	2,800,000	2,800,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.310%, VRD[1,2]	3,185,000	3,185,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured),
0.230%, VRD	41,800,000	41,800,000
New York State Housing Finance Agency Revenue (Housing 320 West 38th Street), Series A,
0.300%, VRD	32,500,000	32,500,000
New York State Housing Finance Agency Revenue (Normandie Court I Project),
0.300%, VRD	11,860,000	11,860,000
New York State Housing Finance Agency Revenue (West 37th Street Housing), Series A,
0.200%, VRD	4,200,000	4,200,000
New York State Housing Finance Agency Service Contract Revenue Refunding, Series D,
0.270%, VRD	9,300,000	9,300,000
New York State Local Government Assistance Corp., Series G,
0.240%, VRD	12,765,000	12,765,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.300%, VRD	17,500,000	17,500,000
New York State Urban Development Corp. Revenue State Facilities, Series A3B,
0.370%, VRD	20,000,000	20,000,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W),
0.350%, VRD[1,2]	6,835,000	6,835,000
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.250%, VRD	19,655,000	19,655,000
Clarence Central School District Tax Anticipation Notes,
2.000%, due 06/24/10	2,500,000	2,517,120
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.250%, VRD	6,075,000	6,075,000
0.350%, VRD	7,420,000	7,420,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.),
0.310%, VRD	1,600,000	1,600,000
East Williston Union Free School District Tax Anticipation Notes,
1.500%, due 06/29/10	4,500,000	4,533,894
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A,
0.350%, VRD	10,005,000	10,005,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A,
0.350%, VRD	2,263,000	2,263,000
Long Island Power Authority Electric Systems Revenue,
Subseries 1-B,
0.280%, VRD	4,400,000	4,400,000
Subseries 3-A,
0.360%, VRD	20,000,000	20,000,000
Lynbrook Union Free School District Tax Anticipation Notes,
1.500%, due 06/25/10	1,000,000	1,005,542
1.750%, due 06/25/10	1,000,000	1,007,364
Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-1,
0.300%, VRD	16,000,000	16,000,000
Subseries B-2,
0.300%, VRD	1,125,000	1,125,000
Metropolitan Transportation Authority Revenue, Subseries G-2,
0.330%, VRD	25,625,000	25,625,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
0.350%, VRD	7,500,000	7,500,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nassau County Industrial Development Agency Civic Facilities Revenue (Cold Spring Harbor Lab),
0.200%, VRD	2,500,000	2,500,000
Nassau County Interim Finance Authority Sales Tax Secondary, Series A,
0.250%, VRD	15,000,000	15,000,000
Nassau County Interim Finance Authority, Series D-2,
0.300%, VRD	5,000,000	5,000,000
Nassau Health Care Corp. Revenue,
0.220%, VRD	3,000,000	3,000,000
Nassau Health Care Corp. Revenue (Nassau County Guaranted), Subseries B-2,
0.250%, VRD	5,000,000	5,000,000
New York City (Citigroup ROCS, Series RR-II-R-11637),
0.360%, VRD[1,2]	15,520,000	15,520,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.240%, VRD	9,700,000	9,700,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Bruckner), Series A,
0.250%, VRD	10,000,000	10,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
0.380%, VRD	44,955,000	44,955,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured),
0.300%, VRD	6,500,000	6,500,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured),
0.230%, VRD	10,000,000	10,000,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties),
Series A (FNMA Insured),
0.300%, VRD	19,200,000	19,200,000
New York City Industrial Development Agency Civic Facility Revenue (Jamaica First Parking LLC Project),
0.250%, VRD	4,180,000	4,180,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B,
0.280%, VRD	2,500,000	2,500,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1,
0.300%, VRD	5,910,000	5,910,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs, Series 2559),
0.310%, VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue,
Series C (JP Morgan PUTTERs, Series 3236),
0.310%, VRD[1,2]	7,010,000	7,010,000
Series D (JP Morgan PUTTERs, Series 3240),
0.310%, VRD[1,2]	1,335,000	1,335,000
New York City,
Subseries A-5,
0.250%, VRD	70,000	70,000
Subseries H-1,
0.330%, VRD	1,350,000	1,350,000
Subseries H-2,
0.240%, VRD	1,350,000	1,350,000
Subseries I-1 (Bank of America Austin Certificates, Series 2008-1052),
0.300%, VRD[1,2]	4,425,000	4,425,000
Subseries L-4,
0.250%, VRD	950,000	950,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Subseries L-5,
0.310%, VRD	20,260,000	20,260,000
New York City Trust for Cultural Resources Revenue (Asia Society),
0.350%, VRD	7,075,000	7,075,000
New York City Trust for Cultural Resources Revenue (Lincoln Center Arts), Series B-1,
0.300%, VRD	14,200,000	14,200,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art),
Series A1,
0.350%, VRD	10,800,000	10,800,000
Series A2,
0.350%, VRD	15,100,000	15,100,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History),
Series A1,
0.280%, VRD	7,300,000	7,300,000
Series B2,
0.240%, VRD	8,500,000	8,500,000
New York City Trust for Cultural Resources Revenue Refunding (Juilliard School), Series C (Mandatory Put 04/01/10 @100),
0.650%, due 04/01/10	10,000,000	10,000,000
New York City Trust for Cultural Resources Revenue Refunding (Manhattan School of Music), Series A,
0.270%, VRD	6,000,000	6,000,000
New York City Trust for Cultural Resources Revenue Refunding (Museum of Modern Art), Series 1A,
2.500%, due 08/01/10	5,750,000	5,842,986
New York City Trust for Cultural Resources Revenue (Soloman R. Guggenheim), Series B,
0.270%, VRD	1,743,000	1,743,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.350%, VRD	6,670,000	6,670,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse University Project), Series B,
0.300%, VRD	180,000	180,000
Oyster Bay-East Norwich Central School District Tax Anticipation Notes,
2.000%, due 06/25/10	3,500,000	3,526,675
Port Authority of New York and New Jersey (JP Morgan PUTTERs, Series 3095),
0.310%, VRD[1,2]	4,445,000	4,445,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A,
0.400%, VRD	18,000,000	18,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series B,
0.260%, VRD	11,300,000	11,300,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project),
0.350%, VRD	4,000,000	4,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C,
0.350%, VRD	7,420,000	7,420,000
Southampton Town Bond Anticipation Notes,
1.000%, due 09/02/10	10,000,000	10,004,142
South Orangetown Central School District Tax Anticipation Notes,
2.000%, due 06/30/10	2,500,000	2,523,138
Suffolk County Industrial Development Agency Civic Facilities Revenue (Touro College Project),
0.270%, VRD	600,000	600,000
Suffolk County Water Authority Bond Anticipation Notes,
0.200%, VRD	5,200,000	5,200,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B,
0.420%, VRD	3,940,000	3,940,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A,
0.400%, VRD	7,100,000	7,100,000
Triborough Bridge & Tunnel Authority Revenue (Citigroup ROCS, Series RR-II-R-11665),
0.360%, VRD[1,2]	12,130,000	12,130,000
Triborough Bridge & Tunnel Authority Revenues Refunding, Subseries B-2,
0.400%, VRD	10,260,000	10,260,000
Triborough Bridge & Tunnel Authority Revenue,
Series A,
0.400%, VRD	460,000	460,000
Series A-1, (Mandatory Put 01/20/10 @100),
2.000%, due 01/20/10	6,250,000	6,275,541
Series B,
0.240%, VRD	29,500,000	29,500,000
Wappingers Central School District Bond Anticipation Notes,
2.000%, due 09/10/10	2,300,000	2,316,041
White Plains Bond Anticipation Notes, Series B,
1.500%, due 09/17/10	6,000,000	6,058,564
Williamsville Central School District Bond Anticipation Notes,
2.000%, due 05/27/10	3,350,000	3,377,095

Total municipal bonds and notes (cost—$899,551,102)		899,551,102

Tax-exempt commercial paper—7.83%
New Jersey Economic Development Authority (Columbia University),
0.350%, due 10/15/09	4,680,000	4,680,000
New York City Municipal Water Authority,
0.300%, due 10/06/09	22,000,000	22,000,000
New York State Dormitory Authority (Columbia University),
0.350%, due 10/14/09	21,340,000	21,340,000
New York State Environmental Quality,
0.380%, due 10/01/09	14,500,000	14,500,000
0.400%, due 10/05/09	15,000,000	15,000,000

Total tax-exempt commercial paper (cost—$77,520,000)		77,520,000

Total investments (cost—$977,071,102 which approximates cost for federal income tax purposes)[3]—98.71%		977,071,102

Other assets in excess of liabilities—1.29%		12,722,046

Net assets (applicable to 989,918,392 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		989,793,148

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.09% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	899,551,102	—	899,551,102
Tax-exempt commercial paper	—	77,520,000	—	77,520,000

Total	—	977,071,102	—	977,071,102

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2009 and reset periodically.

Weighted average maturity — 19 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 30, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 30, 2009